RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

16. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group for the six months ended June 30, 2025 and 2024:

Name of related parties	Relationship with the Group
I-Mab Biopharma (Hangzhou) Co., Ltd	Subsidiary of the Group before September 15, 2020; Affiliate of the Group from September 15, 2020 to April 2, 2024.
ABio-X Holdings, Inc.

ABio-X is a wholly-owned subsidiary of C-Bridge V Investment Holding Limited, which is a wholly-owned subsidiary of C-Bridge Healthcare Fund V, L.P. C-Bridge Healthcare Fund V, L.P. and its affiliates hold more than 15% of the total outstanding shares of the Company.

On February 6, 2024, the Group participated in the Series C fundraising of TJBio Hangzhou and invested $19.0 million in exchange for 5.65% of equity interest. See Note 7 – Investments and put right liabilities. for more information.

During the six months ended June 30, 2025, the Group recognized $0.1 million in consulting and rent expenses from ABio-X Holdings, Inc.